Stockholder's Equity, Equity-Based Compensation Expense and Earnings Per Share Schedule of Equity-based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2013	Sep. 23, 2012	Sep. 29, 2013	Sep. 23, 2012	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-Tax Equity-Based Compensation Expense	$ 2,291	$ 124	$ 5,616	$ 725	$ 850	$ 1,151	$ 4,727
Income tax benefit	(698)	(39)	(1,378)	(53)	30	33	141
Net Equity-Based Compensation Expense	1,593	85	4,238	672	820	1,118	4,586
Cost of products sold
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-Tax Equity-Based Compensation Expense	81	16	389	96	113	152	394
Marketing and selling expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-Tax Equity-Based Compensation Expense	56	51	991	291	342	463	1,936
Administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-Tax Equity-Based Compensation Expense	2,069	54	4,082	316	370	502	2,184
Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-Tax Equity-Based Compensation Expense	$ 85	$ 3	$ 154	$ 22	$ 25	$ 34	$ 213